Income Taxes (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Schedule Of Reconciliation Between The Statutory Tax Rate To Income Before Income Taxes Abstract
Income (loss) from operations before income taxes	¥ (61,592)	$ (9,195)	¥ (55,674)	¥ (35,945)
PRC income tax statutory rate	25.00%	25.00%	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate	¥ (15,398)	$ (2,299)	¥ (13,919)	¥ (8,986)
Preferential tax treatments	7,186	1,073	403	4,633
Super deduction of qualified R&D expenditures			(360)	447
Expenses not deductible for tax purposes	695	103	998	391
Uncertain tax provision	1,400	209	2,800
Tax expenses not deductible for book purposes				(727)
Reversal of previously-recognized DTA due to changes in applicable tax rate	768	116
Impact of different tax rates in other jurisdictions	385	57	354	(312)
Others	264	39	(114)
Valuation allowances	3,775	564	230	2,160
Income tax expense (benefit)	¥ (925)	$ (138)	¥ (9,608)	¥ (2,394)